LEASE LIABILITIES - Repayments of lease liabilities (Details) $ in Millions	Dec. 31, 2022 CAD ($)
LEASE LIABILITIES
Lease liabilities	$ 158.3
2023
LEASE LIABILITIES
Lease liabilities	37.3
2024
LEASE LIABILITIES
Lease liabilities	34.4
2025
LEASE LIABILITIES
Lease liabilities	26.8
2026
LEASE LIABILITIES
Lease liabilities	20.2
2027
LEASE LIABILITIES
Lease liabilities	15.0
2028 and thereafter
LEASE LIABILITIES
Lease liabilities	$ 24.6